Investments in associates	6 Months Ended
Jun. 30, 2020
Investments accounted for using equity method [abstract]
Investments in associates
16.
Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2020			2019
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Balance at 1 January	1 132	3 239	451	1 159	3 279	479
Effect of movements in foreign exchange	—	(10)	(60)	—	(18)	(39)
Acquisitions	—	—	—	—	—	—
Dividends received	—	(19)	—	(14)	(88)	(15)
Share of results of associates	(19)	38	4	(10)	56	(5)

Balance at 30 June	1 113	3 248	395	1 135	3 229	420

For the
six-month
period ended 30 June 2020, associates that are not individually material contributed 10m US dollar to the results of investment in associates (30 June 2019: 21m US dollar)
.